SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and credit risk (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
FDIC, deposit at financial institutions | $	$ 3,094,310	$ 5,921,461
Accounts receivable | Credit concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of advertisers	4	3
Accounts receivable | Credit concentration risk | Advertiser one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	22.10%	18.10%
Accounts receivable | Credit concentration risk | Advertiser two
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	17.70%	14.40%
Accounts receivable | Credit concentration risk | Advertiser three
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	16.20%	13.20%
Accounts receivable | Credit concentration risk | Advertiser four
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	12.00%
Revenue | Customer concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of publishers	2	3	3
Revenue | Customer concentration risk | Publisher one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)		36.80%	41.80%
Revenue | Customer concentration risk | Publisher two
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	49.10%	13.30%	28.10%
Revenue | Customer concentration risk | Publisher three
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	40.10%	10.70%	16.50%
Accounts payable | Supplier concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of publishers	1	2
Accounts payable | Supplier concentration risk | Publisher two
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	81.40%	43.50%
Accounts payable | Supplier concentration risk | Publisher three
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)		27.70%